Share Capital	12 Months Ended
Dec. 31, 2014
Share Capital
12. Share Capital

Holders of ordinary shares will be entitled to receive such dividends as may be recommended by the board of directors of the Company and approved by the shareholders and/or such interim dividends as the board of directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares will be repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

During the year ended December 31, 2014, 926,407 options were exercised by employees at an average exercise price of $24.02 per share for total proceeds of $22.3 million. During the year ended December 31, 2014, 233,726 ordinary shares were issued in respect of certain RSU’s previously awarded by the Company.

During the year ended December 31, 2013, 1,249,759 options were exercised by employees at an average exercise price of $21.60 per share for total proceeds of $27.0 million. During the year ended December 31, 2013, 50,000 ordinary shares were issued in respect of certain RSU’s previously awarded by the Company.

During the year ended December 31, 2012, 890,236 options were exercised by employees at an average exercise price of $14.62 per share for total proceeds of $13.0 million.

(a) Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of up to $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively. On February 21, 2012 the Company entered into a further share repurchase plan of up to $20 million, covering the period February 22, 2012 to April 22, 2012. On April 27, 2012 the Company entered into a fourth share repurchase plan of up to $20 million, covering the period April 27, 2012 to July 18, 2012. On July 30, 2012 the Company entered into a fifth share repurchase plan of up to $10 million, covering the period July 30, 2012 to October 26, 2012. On September 19, 2014 the Company announced that it had completed a $40 million redemption of the Company’s ordinary shares and that it had entered into a further program under which the Company can acquire up to an additional $100 million of its outstanding ordinary shares (by way of redemption), in accordance with United States securities laws through open market share acquisitions.

Under the repurchase program, a broker purchased the Company’s shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods. The Company’s instructions to the broker were irrevocable and the trading decisions in respect of the repurchase program were made independently of and uninfluenced by the Company. The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program. In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms. Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.

During the year ended December 31, 2014 2,640,610 ordinary shares were repurchased by the Company for a total consideration of $140.0 million. There were no share repurchases completed during 2013. During the year ended December 31, 2012 738,341 ordinary shares were repurchased by the Company for a total consideration of $15.6 million. All ordinary shares repurchased by the Company were cancelled, and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.